SHORT-TERM INVESTMENTS - Summary of Detailed Information About Investment Portfolio (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Short Term Investments [Abstract]
Certificate of bank deposits (CDB)		R$ 2,012
Repurchase operations (cash and cash equivalents)		937,645	569,349
Treasury bills	[1]	539,450	646,586
Government securities (LFT)		46,071	428,865
Exclusive Investment Fund Portfolio		R$ 1,525,178	R$ 1,644,800

[1]	As of December 31, 2022, investments in treasury bills are remunerated at an average rate of 109.69% of the CDI (120.0% as of December 31, 2021).